Note 4 - Discontinued Operations (Details) - Discontinued Operations - Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets, discontinued operations	$ 12,531	$ 29,681
Non-current assets, discontinued operations	1,259	77,177
Total assets	13,790	106,858
Current liabilities, discontinued operations	4,206	19,981
Non-current liabilities, discontinued operations	290	19,482
Total liabilities	4,496	39,463
Field Asset Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets, discontinued operations		15,358
Non-current assets, discontinued operations		76,079
Current liabilities, discontinued operations		14,982
Non-current liabilities, discontinued operations		19,482
Residential Rental Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets, discontinued operations	12,531	14,323
Non-current assets, discontinued operations	1,259	1,098
Current liabilities, discontinued operations	4,206	4,999
Non-current liabilities, discontinued operations	$ 290